Unaudited Condensed Interim Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Profit or loss [abstract]
Revenues from sale of products	$ 2,611	$ 1,754	$ 3,139	$ 3,162	$ 5,769
Revenues from development services	371	3,874	1,229	6,314	10,800
Revenues from license agreements and royalties	110	80	199	187	390
Total revenues	3,092	5,708	4,567	9,663	16,959
Cost of revenues from sale of products	2,414	1,302	2,848	2,412	4,727
Cost of revenues from development services	333	3,056	1,047	5,156	8,946
Cost of revenues from license agreements and royalties	8	8	12	15	32
Total cost of revenues	2,755	4,366	3,907	7,583	13,705
Gross profit	337	1,342	660	2,080	3,254
Research and development	5,901	3,491	11,086	6,377	14,320
Selling and marketing	1,592	1,462	2,849	2,749	5,765
General and administrative	2,302	2,105	4,602	3,891	8,448
Other expenses (income)	0	0	(439)	4	(13)
Total operating expenses	9,795	7,058	18,098	13,021	28,520
Operating loss	(9,458)	(5,716)	(17,438)	(10,941)	(25,266)
Financial income	3,220	429	8,692	925	4,017
Financial expenses	(1,121)	(7,993)	(1,582)	(3,985)	(2,461)
Financing income (expenses), net	2,099	(7,564)	7,110	(3,060)	1,556
Loss before taxes on income	(7,359)	(13,280)	(10,328)	(14,001)	(23,710)
Taxes on income	(33)	(38)	(16)	(43)	(169)
Net loss	(7,392)	(13,318)	(10,344)	(14,044)	(23,879)
Other comprehensive income (loss):
Foreign currency translation adjustments	5	(11)	11	(10)	(21)
Total comprehensive loss	$ (7,387)	$ (13,329)	$ (10,333)	$ (14,054)	$ (23,900)
Loss per share data:
Basic net loss per share	$ (0.57)	$ (1.23)	$ (0.8)	$ (1.3)	$ (2.1)
Diluted net loss per share	$ (0.77)	$ (1.23)	$ (1.36)	$ (1.3)	$ (2.1)
Number of shares used in calculating basic loss per share	12,883,835	10,835,251	12,861,870	10,816,990	11,376,571
Number of shares used in calculating diluted loss per share	13,206,306	10,835,251	13,261,930	10,816,990	11,376,571